INCOME TAX - Deferred tax asset, net (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Deferred tax assets:
Allowance for doubtful receivables	$ 166,932	¥ 1,180,160	¥ 832,515
Impairment loss from investment in unconsolidated entity	85,669	605,660	605,660
Net operating loss carryforwards	1,476,950	10,441,633	7,456,198
Less: Valuation allowance	(1,720,386)	(12,162,660)	(8,894,373)
Total deferred tax assets	9,165	64,793	0
Deferred tax Liability:
Accelerated amortization of intangible assets	(9,165)	(64,793)	0
Total deferred tax liability	9,165	64,793	0
Deferred tax assets, net	$ 0	¥ 0	¥ 0